TRADE PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)
TRADE PAYABLES [abstract]
Payables to third parties	¥ 812,629			¥ 844,487
Payables to related parties	1,261,293			693,611
Total trade payables	¥ 2,073,922	$ 317,842		¥ 1,538,098

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.